Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Acquisition cost	$ 3,782,173	$ 3,780,830
Unrealized Gains	18,505	21,588
Unrealized Losses	(65,388)	(141,968)
Fair Value	3,735,290	3,660,450
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	115,391
Unrealized Gains	148
Unrealized Losses	(972)
Fair Value	114,567
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost		121,983
Unrealized Gains		49
Unrealized Losses		(2,730)
Fair Value		119,302
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	94,583	15,992
Unrealized Gains		80
Unrealized Losses	(3,793)	(232)
Fair Value	90,790	15,840
Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	323,937	30,336
Unrealized Gains	16,085	15,332
Unrealized Losses	(28,703)	(282)
Fair Value	311,319	45,386
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	246,784	380,306
Unrealized Gains		626
Unrealized Losses	(9,941)	(14,445)
Fair Value	236,843	366,487
Unlisted securities [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Acquisition cost	8,274	6,987
Unrealized Gains	1,591	3,419
Fair Value	9,865	10,406
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	2,226,666	1,918,411
Unrealized Gains	635	533
Unrealized Losses	(272)	(285)
Fair Value	2,227,029	1,918,659
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	625,317	1,181,443
Unrealized Gains	46	737
Unrealized Losses	(7,155)	(121,801)
Fair Value	618,208	1,060,379
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	141,221	125,372
Unrealized Gains		812
Unrealized Losses	(14,552)	(2,193)
Fair Value	$ 126,669	$ 123,991